Risk management - Disclosure of credit and concentration risk (Details) € in Millions	Dec. 31, 2025 EUR (€)
Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	€ 305,156
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,792,549
Credit risk | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	352,126
Credit risk | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	378,314
Credit risk | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	660,879
Credit risk | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	401,230
Credit risk | Central banks and Credit institutions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	326,316
Credit risk | Central banks and Credit institutions | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	61,256
Credit risk | Central banks and Credit institutions | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	71,853
Credit risk | Central banks and Credit institutions | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	119,532
Credit risk | Central banks and Credit institutions | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	73,675
Credit risk | Public sector
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	267,765
Credit risk | Public sector | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	82,131
Credit risk | Public sector | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	62,620
Credit risk | Public sector | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	109,109
Credit risk | Public sector | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	13,905
Credit risk | Central government
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	239,153
Credit risk | Central government | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	66,479
Credit risk | Central government | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	57,468
Credit risk | Central government | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	101,768
Credit risk | Central government | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	13,438
Credit risk | Other central government
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	28,612
Credit risk | Other central government | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	15,652
Credit risk | Other central government | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	5,152
Credit risk | Other central government | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	7,341
Credit risk | Other central government | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	467
Credit risk | Other financial institutions (financial business activity)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	207,044
Credit risk | Other financial institutions (financial business activity) | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	16,301
Credit risk | Other financial institutions (financial business activity) | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	50,819
Credit risk | Other financial institutions (financial business activity) | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	101,600
Credit risk | Other financial institutions (financial business activity) | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	38,324
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	447,496
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	103,836
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	94,760
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	188,078
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	60,822
Credit risk | Construction and property development
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	20,322
Credit risk | Construction and property development | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	4,130
Credit risk | Construction and property development | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	2,090
Credit risk | Construction and property development | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	9,396
Credit risk | Construction and property development | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	4,706
Credit risk | Civil engineering construction
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	5,128
Credit risk | Civil engineering construction | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,835
Credit risk | Civil engineering construction | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,740
Credit risk | Civil engineering construction | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,468
Credit risk | Civil engineering construction | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	85
Credit risk | Large companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	291,515
Credit risk | Large companies | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	53,841
Credit risk | Large companies | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	63,635
Credit risk | Large companies | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	127,003
Credit risk | Large companies | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	47,036
Credit risk | SMEs and individual entrepreneurs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	130,531
Credit risk | SMEs and individual entrepreneurs | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	44,030
Credit risk | SMEs and individual entrepreneurs | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	27,295
Credit risk | SMEs and individual entrepreneurs | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	50,211
Credit risk | SMEs and individual entrepreneurs | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	8,995
Credit risk | Households - other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	543,928
Credit risk | Households - other | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	88,602
Credit risk | Households - other | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	98,262
Credit risk | Households - other | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	142,560
Credit risk | Households - other | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	214,504
Credit risk | Residential
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	333,552
Credit risk | Residential | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	61,818
Credit risk | Residential | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	27,030
Credit risk | Residential | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	46,605
Credit risk | Residential | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	198,099
Credit risk | Consumer loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	192,746
Credit risk | Consumer loans | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	19,784
Credit risk | Consumer loans | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	69,670
Credit risk | Consumer loans | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	87,491
Credit risk | Consumer loans | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	15,801
Credit risk | Other purposes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	17,630
Credit risk | Other purposes | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	7,000
Credit risk | Other purposes | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,562
Credit risk | Other purposes | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	8,464
Credit risk | Other purposes | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	€ 604